UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Discovery Capital Management, LLC

Address: 20 Marshall Street
         South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:   (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt             South Norwalk, Connecticut       August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  1,011,316
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number   Name

1.  028-12213              Discovery Global Opportunity Master Fund, Ltd.



                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2009

COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COL 7         COLUMN 8

                               TITLE OF                     VALUE      SHRS OR   SH/ PUT/  INVSMT     OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X 1000)   PRN AMT   PRN CALL  DSCRTN     MGRS    SOLE      SHARED  NONE
AMERICREDIT CORP               COM              03060R101     8,393     619,425  SH        SOLE       NONE     619,425
APPLE INC                      COM              037833100    89,415     627,782  SH        SOLE       NONE     627,782
BANCOLOMBIA S A                SPON ADR PREF    05968L102    15,671     513,800  SH        SOLE       NONE     513,800
BANK OF AMERICA CORPORATION    COM              060505104    27,122   2,054,693  SH        SOLE       NONE   2,054,693
BLOCKBUSTER INC                CL A             093679108        85     129,400  SH        SOLE       NONE     129,400
CHANGYOU COM LTD               ADS REP CL A     15911M107     1,915      49,900  SH        SOLE       NONE      49,900
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR    16945R104     3,830     287,100  SH        SOLE       NONE     287,100
CNX GAS CORP                   COM              12618H309       833      31,700  SH        SOLE       NONE      31,700
CORE LABORATORIES N V          COM              N22717107    12,253     140,599  SH        SOLE       NONE     140,599
CREDICORP LTD                  COM              G2519Y108   100,840   1,732,650  SH        SOLE       NONE   1,732,650
DOW CHEM CO                    COM              260543103     4,648     288,000  SH        SOLE       NONE     288,000
EQT CORP                       COM              26884L109     1,843      52,800  SH        SOLE       NONE      52,800
GOLDMAN SACHS GROUP INC        COM              38141G104    58,873     399,300  SH        SOLE       NONE     399,300
GOOGLE INC                     CL A             38259P508    57,884     137,300  SH        SOLE       NONE     137,300
ISHARES TR                     FTSE XNHUA IDX   464287184    53,871   1,404,000  SH        SOLE       NONE   1,404,000
ISHARES TR                     MSCI EMERG MKT   464287234   260,148   8,071,613  SH        SOLE       NONE   8,071,613
LENDER PROCESSING SVCS INC     COM              52602E102    42,247   1,521,300  SH        SOLE       NONE   1,521,300
LIHIR GOLD LTD                 SPONSORED ADR    532349107     8,466     362,900  SH        SOLE       NONE     362,900
MARKET VECTORS ETF TR          INDONESIA ETF    57060U753       439      10,000  SH        SOLE       NONE      10,000
MARSHALL & ILSLEY CORP NEW     COM              571837103     1,382     288,000  SH        SOLE       NONE     288,000
MATRIXX INITIATIVES INC        COM              57685L105       279      50,000  SH        SOLE       NONE      50,000
MELCO CROWN ENTMT LTD          ADR              585464100     3,519     781,900  SH        SOLE       NONE     781,900
MGIC INVT CORP WIS             COM              552848103     3,740     850,000  SH        SOLE       NONE     850,000
MORGAN STANLEY                 COM NEW          617446448    33,015   1,158,000  SH        SOLE       NONE   1,158,000
NATIONAL OILWELL VARCO INC     COM              637071101    14,410     441,200  SH        SOLE       NONE     441,200
NII HLDGS INC                  CL B NEW         62913F201    22,874   1,199,500  SH        SOLE       NONE   1,199,500
POSCO                          SPONSORED ADR    693483109     3,637      44,000  SH        SOLE       NONE      44,000
QUICKSILVER RESOURCES INC      COM              74837R104     1,382     148,800  SH        SOLE       NONE     148,800
RANGE RES CORP                 COM              75281A109     4,211     101,700  SH        SOLE       NONE     101,700
RESEARCH IN MOTION LTD         COM              760975102    64,208     903,200  SH        SOLE       NONE     903,200
SCOTTS MIRACLE GRO CO          CL A             810186106    14,674     418,650  SH        SOLE       NONE     418,650
SOUTHWESTERN ENERGY CO         COM              845467109     4,103     105,600  SH        SOLE       NONE     105,600
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     7,254     565,400  SH        SOLE       NONE     565,400
TEXAS INSTRS INC               COM              882508104    37,857   3,216,400  SH        SOLE       NONE   3,216,400
TRANSOCEAN LTD                 REG SHS          H8817H100    32,851     442,200  SH        SOLE       NONE     442,200
WEATHERFORD INTERNATIONAL LT   REG              H27013103    13,144     672,000  SH        SOLE       NONE     672,000





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